UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund, Inc.

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Equity: Other - 35.6%
Diversified/Specialty - 27.3%
British Land Co. PLC (The)	179,324	$2,235,907
CA Immobilien Anlagen AG (a)	77,560	1,444,329
CBRE Group, Inc.-Class A (a)	32,060	1,026,561
Cheung Kong Property Holdings Ltd. (a)	165,000	1,162,160
ClubCorp Holdings, Inc.	50,708	1,141,437
Cofinimmo SA	9,703	1,018,890
CSR Ltd.	155,490	343,454
Duke Realty Corp.	80,510	1,454,011
East Japan Railway Co.	9,400	868,456
Folkestone Education Trust	226,780	340,770
Fukuoka REIT Corp.	215	333,874
GPT Group (The)	184,880	590,854
Gramercy Property Trust, Inc.	104,927	2,319,936
Hemfosa Fastigheter AB	104,672	1,149,726
IMMOFINANZ AG (a)	615,950	1,536,187
Kaisa Group Holdings Ltd. (a)(b)(c)(d)	1,770,000	310,627
Kennedy Wilson Europe Real Estate PLC	82,908	1,506,312
Lend Lease Group	130,293	1,289,230
Leopalace21 Corp. (a)	85,900	417,572
Merlin Properties Socimi SA (a)	261,405	3,031,033
Mitsubishi Estate Co., Ltd.	98,000	2,108,062
Mitsui Fudosan Co., Ltd.	90,000	2,493,769
New World Development Co., Ltd.	905,000	918,733
Nomura Real Estate Holdings, Inc.	19,900	373,300
Orix JREIT, Inc.	363	457,326
Spirit Realty Capital, Inc.	202,211	1,941,226
Sumitomo Realty & Development Co., Ltd.	65,000	2,194,817
Sun Hung Kai Properties Ltd.	222,342	2,818,377
Taiheiyo Cement Corp.	96,000	324,346
UOL Group Ltd.	390,548	1,731,858
Vereit, Inc.	70,350	572,649
Vornado Realty Trust	9,260	807,379
West China Cement Ltd.	2,872,000	464,967

		40,728,135

Health Care - 5.9%
Care Capital Properties, Inc. (a)	7,017	223,071
Chartwell Retirement Residences	89,630	794,380
HCP, Inc.	79,750	2,955,535
Health Care REIT, Inc.	23,640	1,497,594
LTC Properties, Inc.	42,000	1,713,180
Ventas, Inc.	28,070	1,544,411

		8,728,171

Triple Net - 2.4%
National Retail Properties, Inc.	60,260	2,094,035
Realty Income Corp.	33,360	1,490,858

		3,584,893

		53,041,199

Retail - 20.4%
Regional Mall - 6.9%
General Growth Properties, Inc.	34,170	867,234

Company	Shares	U.S. $ Value
Pennsylvania Real Estate Investment Trust	99,150	1,967,136
Simon Property Group, Inc.	39,218	7,032,572
Westfield Corp.	69,672	482,464

		10,349,406

Shopping Center/Other Retail - 13.5%
DDR Corp.	87,250	1,334,053
Federation Centres	595,910	1,197,930
Fibra Shop Portafolios Inmobiliarios SAPI de CV	577,684	567,043
Hammerson PLC	92,870	888,031
Japan Retail Fund Investment Corp.	458	841,929
JB Hi-Fi Ltd. (d)	48,460	654,697
Kite Realty Group Trust	72,080	1,694,601
Klepierre	40,023	1,761,372
Link REIT (The)	155,761	826,948
Mercialys SA	57,030	1,284,117
Ramco-Gershenson Properties Trust	103,949	1,611,209
Retail Opportunity Investments Corp.	102,890	1,639,038
Scentre Group	861,543	2,333,674
Unibail-Rodamco SE	8,451	2,194,063
Vastned Retail NV	27,790	1,266,528

		20,095,233

		30,444,639

Residential - 18.0%
Multi-Family - 13.0%
AvalonBay Communities, Inc.	16,350	2,698,731
China Resources Land Ltd.	376,000	948,648
China Vanke Co., Ltd.-Class H	415,917	947,020
CIFI Holdings Group Co., Ltd.	2,928,000	542,852
Deutsche Annington Immobilien SE	24,496	802,888
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	674,650	578,063
Equity Residential	21,890	1,559,663
Essex Property Trust, Inc.	11,300	2,425,206
Ichigo Real Estate Investment Corp.	917	639,228
Japan Rental Housing Investments, Inc.	713	455,926
KWG Property Holding Ltd.	667,500	422,451
Mid-America Apartment Communities, Inc.	27,600	2,169,084
Stockland	584,120	1,622,949
Sun Communities, Inc.	21,883	1,426,990
UNITE Group PLC (The)	79,240	783,247
Wing Tai Holdings Ltd.	1,174,900	1,371,188

		19,394,134

Self Storage - 5.0%
CubeSmart	78,490	1,985,012
Extra Space Storage, Inc.	27,820	2,044,214
National Storage Affiliates Trust	90,442	1,170,320
Public Storage	7,612	1,532,067
Safestore Holdings PLC	172,550	772,439

		7,504,052

		26,898,186

Office - 9.6%
Office - 9.6%
Allied Properties Real Estate Investment Trust	36,782	974,628
alstria office REIT-AG (a)	94,694	1,267,327

Company	Shares	U.S. $ Value
Boston Properties, Inc.	7,490	849,216
Cousins Properties, Inc.	115,020	1,054,733
Dream Office Real Estate Investment Trust (d)	47,201	762,765
Entra ASA (e)	78,538	661,387
Fabege AB	89,180	1,260,502
Highwoods Properties, Inc.	30,600	1,160,964
Hongkong Land Holdings Ltd.	254,800	1,765,381
Hudson Pacific Properties, Inc.	32,890	933,747
Investa Office Fund	219,490	600,113
Japan Prime Realty Investment Corp.	206	665,899
Kenedix Office Investment Corp.-Class A	266	1,182,896
Kilroy Realty Corp.	5,280	342,461
Workspace Group PLC	63,330	870,668

		14,352,687

Industrials - 6.9%
Industrial Warehouse Distribution - 6.0%
DCT Industrial Trust, Inc.	46,860	1,504,675
GLP J-REIT	595	557,052
Granite Real Estate Investment Trust	51,000	1,440,750
Japan Logistics Fund, Inc.	208	375,487
Mapletree Industrial Trust	358,500	390,285
Mapletree Logistics Trust	966,983	671,254
Mexico Real Estate Management SA de CV (a)	357,520	487,885
Nippon Prologis REIT, Inc.	250	452,527
PLA Administradora Industrial S de RL de CV (a)	312,430	590,911
Prologis, Inc.	43,724	1,661,512
Warehouses De Pauw CVA	9,750	779,561

		8,911,899

Mixed Office Industrial - 0.9%
Goodman Group	304,920	1,317,838

		10,229,737

Lodging - 6.6%
Lodging - 6.6%
Ashford Hospitality Trust, Inc.	108,032	836,168
Japan Hotel REIT Investment Corp.	1,097	676,245
Pebblebrook Hotel Trust	55,640	2,117,658
RLJ Lodging Trust	78,890	2,172,631
Starwood Hotels & Resorts Worldwide, Inc.	9,600	686,112
Summit Hotel Properties, Inc.	130,350	1,581,145
Wyndham Worldwide Corp.	23,750	1,816,400

		9,886,359

Mortgage - 1.6%
Mortgage - 1.6%
Blackstone Mortgage Trust, Inc.-Class A	27,310	756,214
Concentradora Hipotecaria SAPI de CV	513,000	829,016
First American Financial Corp.	19,580	760,879

		2,346,109

Financial:Other - 0.4%
Financial:Other - 0.4%
HFF, Inc.-Class A	18,480	671,378

Company	Shares		U.S. $ Value
Real Estate - 0.3%
Developers - 0.3%
Daelim Industrial Co., Ltd.		6,660	378,564

Total Common Stocks (cost $142,387,449)			148,248,858

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
TIME DEPOSITS - 0.2%
ANZ, London
0.801%, 9/01/15	AUD	213	151,302
BBH, Grand Cayman
(1.00)%, 9/01/15	CHF	13	13,206
(0.219)%, 9/01/15	EUR	9	9,819
0.005%, 9/01/15	HKD	130	16,742
0.082%, 9/01/15	GBP	6	8,456
0.10%, 9/01/15	CAD	23	17,481
0.10%, 9/01/15	SGD	30	21,563
0.134%, 9/01/15	NOK	165	19,918
BTMU, Grand Cayman
0.005%, 9/01/15	JPY	3,525	29,079
DNB, Oslo
(0.50)%, 9/01/15	SEK	177	20,857

Total Time Deposits (cost $309,933)			308,423

	Shares
Investment Companies - 0.1%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.13% (f)(g) (cost $170,724)		170,724	170,724

Total Short-Term Investments (cost $480,657)			479,147

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $142,868,106)			148,728,005

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves-Class I, 0.11% (f)(g) (cost $1,748,914)		1,748,914	1,748,914

Total Investments - 100.9% (cost $144,617,020) (h)			150,476,919
Other assets less liabilities - (0.9)%			(1,369,724)

Net Assets - 100.0%			$149,107,195

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	4,500	USD	580	9/17/15	$36,003
Barclays Bank PLC	CAD	2,933	USD	2,332	9/17/15	102,589
Barclays Bank PLC	EUR	3,816	USD	4,321	9/17/15	38,055
Barclays Bank PLC	JPY	70,479	USD	575	9/17/15	(6,644)
Barclays Bank PLC	USD	2,383	GBP	1,524	9/17/15	(44,321)
Barclays Bank PLC	CAD	1,254	USD	941	12/15/15	(11,950)
Barclays Bank PLC	CNY	21,698	USD	3,327	12/15/15	(10,817)
BNP Paribas SA	AUD	1,733	USD	1,319	9/17/15	86,885
Deutsche Bank AG	AUD	1,392	USD	1,024	9/17/15	33,869
Deutsche Bank AG	EUR	3,085	USD	3,430	9/17/15	(32,184)
Deutsche Bank AG	JPY	257,151	USD	2,076	9/17/15	(45,708)
Deutsche Bank AG	SEK	5,393	USD	635	9/17/15	(2,121)
Deutsche Bank AG	USD	2,468	EUR	2,203	9/17/15	4,257
Deutsche Bank AG	AUD	518	USD	366	12/15/15	(244)
Deutsche Bank AG	SEK	7,177	USD	847	12/15/15	(3,002)
Deutsche Bank AG	USD	1,435	GBP	916	12/15/15	(29,789)
Morgan Stanley Capital Services LLC	GBP	1,794	USD	2,782	9/17/15	29,281
Morgan Stanley Capital Services LLC	USD	2,582	EUR	2,263	9/17/15	(41,811)
Royal Bank of Scotland PLC	AUD	3,817	USD	2,934	9/17/15	219,397
Royal Bank of Scotland PLC	SEK	18,385	USD	2,228	9/17/15	56,109
Royal Bank of Scotland PLC	USD	2,194	JPY	269,775	9/17/15	31,365
Standard Chartered Bank	JPY	152,525	USD	1,236	9/17/15	(22,698)
Standard Chartered Bank	USD	1,695	JPY	210,380	9/17/15	40,769
UBS AG	EUR	2,193	USD	2,413	9/17/15	(48,438)
UBS AG	USD	4,564	EUR	4,142	9/17/15	85,389
UBS AG	USD	2,268	GBP	1,484	9/17/15	8,590
UBS AG	USD	2,855	SEK	23,778	9/17/15	(45,363)
UBS AG	AUD	544	USD	398	12/15/15	12,934
UBS AG	USD	1,305	JPY	156,214	12/15/15	(13,966)

						$426,436

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of this security amounted to $661,387 or 0.4% of net assets.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,781,746 and gross unrealized depreciation of investments was $(8,921,847), resulting in net unrealized appreciation of $5,859,899.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro

GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

August 31, 2015 (unaudited)

49.0%	United States
10.4%	Japan
7.2%	Australia
5.0%	Hong Kong
4.8%	United Kingdom
3.5%	France
2.8%	Singapore
2.7%	Canada
2.5%	China
2.0%	Spain
2.0%	Austria
1.7%	Mexico
1.6%	Sweden
4.5%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following countries: Belgium, Germany, Netherlands, Norway, South Korea and Turkey.

AB Global Real Estate Investment Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Equity: Other	$24,526,904		$28,203,668		$310,627		$53,041,199
Retail	16,712,886		13,731,753		– 0	–	30,444,639
Residential	17,011,287		9,886,899		– 0	–	26,898,186
Office	6,078,514		8,274,173		– 0	–	14,352,687
Industrials	5,685,733		4,544,004		– 0	–	10,229,737
Lodging	9,210,114		676,245		– 0	–	9,886,359
Mortgage	2,346,109		– 0	–	– 0	–	2,346,109
Financial: Other	671,378		– 0	–	– 0	–	671,378
Real Estate	– 0	–	378,564		– 0	–	378,564
Short-Term Investments:
Time Deposits	– 0	–	308,423		– 0	–	308,423
Investment Companies	170,724		– 0	–	– 0	–	170,724
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,748,914		– 0	–	– 0	–	1,748,914

Total Investments in Securities	84,162,563		66,003,729	†	310,627		150,476,919
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	785,492		– 0	–	785,492
Liabilities
Forward Currency Exchange Contracts	– 0	–	(359,056)		– 0	–	(359,056)

Total^	$84,162,563		$66,430,165		$310,627		$150,903,355

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $7,002,314 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were de minimis transfers from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other			Total
Balance as of 11/30/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(374,877)			(374,877)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers into Level 3		685,504			685,504
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 8/31/15		$310,627			$310,627	+

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15		$(374,877)			$(374,877)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports that are monitored for anomalous impacts based upon benchmark performance and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015